Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 29, 2023 CNY (¥)	Sep. 29, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Cash consideration			¥ 0	¥ 509,872	¥ 0
Indefinite-lived intangible assets			810,643	1,416,050
Other finite lived intangible assets net			¥ 3,799,826	3,532,942
VPT [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Finite lived intangible assets useful live			10 years
Impairment of finite lived intangible assets			¥ 0	0
Other finite lived intangible assets net			¥ 2,285,105	2,543,796
VMT [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Finite lived intangible assets useful live			5 years
Other finite lived intangible assets net			¥ 558,406
Software and Software Development Costs [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Impairment of finite lived intangible assets				¥ 8,712	¥ 26,418
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]			Net Income (Loss)	Net Income (Loss)
Other finite lived intangible assets net			¥ 265,928	¥ 219,262
License Plates [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Indefinite-lived intangible assets			44,643	40,880
Insurance Agency Qualification [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Indefinite-lived intangible assets			22,000	22,000
Trademarks [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Indefinite-lived intangible assets				2,626
Other finite lived intangible assets net			2,280
Internet Domain Names [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Indefinite-lived intangible assets				2,554
Other finite lived intangible assets net			2,026
Patents [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Indefinite-lived intangible assets				6,436
Other finite lived intangible assets net			5,584
Dogotix [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Cash consideration	¥ 710,000	$ 98,960
Finite lived intangible assets useful live	10 years	10 years
Impairment of finite lived intangible assets			¥ 0	¥ 0
Business acquisition equity interest percentage	74.82%	74.82%
Business combination equity interest in acquiree percentage	25.18%	25.18%
Business combination step acquistion equity interest in acquiree fair value	¥ 205,000
Business combination consideration transferred including equity interest in acquiree held prior to combination	915,000
Finite lived intangible assets acquired	¥ 778,000